UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21443

Name of Fund:   BlackRock Dividend Achievers Trust (BDV)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Dividend Achievers Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock Dividend Achievers™ Trust (BDV)
(Percentages shown are based on Net Assets)

Shares	Description	Value

	LONG-TERM INVESTMENTS—99.1%
	Common Stocks—99.1%
	Aerospace & Defense—0.3%
34,300	United Technologies Corp.	$2,517,963

	Automotive—0.8%
142,900	Genuine Parts Co.	6,277,597

	Basic Materials—1.2%
69,300	PPG Industries, Inc.	4,580,037
225,500	RPM Intl., Inc.	4,879,820

	Total Basic Materials	9,459,857

	Consumer Products—15.9%
492,700	Altria Group, Inc.	37,356,514
97,700	Anheuser-Busch Cos., Inc.	4,545,004
481,900	Coca-Cola Co. (The)	28,514,023
108,200	Home Depot, Inc.	3,318,494
186,200	Kimberly-Clark Corp.	12,224,030
235,160	Kraft Foods, Inc.	6,880,782
158,100	La-Z-Boy, Inc.	1,204,722
172,500	McDonald’s Corp.	9,237,375
72,000	Procter & Gamble Co.	4,748,400
48,300	Stanley Works (The)	2,480,688
154,000	Universal Corp.	7,670,740
29,000	VF Corp.	2,243,730

	Total Consumer Products	120,424,502

	Energy—16.0%
120,000	Atmos Energy Corp.	3,446,400
554,800	Chevron Corp.	46,880,600
357,500	Consolidated Edison, Inc.	15,579,850
160,300	Exxon Mobil Corp.	13,849,920
168,492	Integrys Energy Group, Inc.	8,192,081
93,200	National Fuel Gas Co.	4,017,852
199,700	Pinnacle West Capital Corp.	7,672,474
339,300	Progress Energy, Inc.	15,326,181
168,600	Vectren Corp.	4,628,070
67,600	WGL Holdings, Inc.	2,179,424

	Total Energy	121,772,852

	Financial Institutions—33.9%
75,000	Allstate Corp. (The)	3,695,250
135,600	Arthur J. Gallagher & Co.	3,445,596
803,600	Bank of America Corp.	35,639,660
429,600	BB&T Corp.	15,585,888
766,300	Citigroup, Inc.	21,624,986
281,400	Comerica, Inc.	12,274,668
346,000	Fifth Third Bancorp	9,376,600
151,400	First Commonwealth Financial Corp.	1,756,240
52,600	FirstMerit Corp.	1,176,662
123,500	FNB Corp.	1,922,895
41,200	Franklin Resources, Inc.	4,294,276
272,400	Freddie Mac	8,278,236
561,100	KeyCorp	14,672,765
99,500	Lincoln National Corp.	5,408,820
82,800	Mercury General Corp.	3,981,852
783,800	National City Corp.	13,943,802
104,200	SunTrust Banks, Inc.	7,184,590
138,000	T. Rowe Price Group, Inc.	6,981,420
992,100	U.S. Bancorp	33,681,795
90,174	Valley National Bancorp	1,826,023
92,000	Washington Federal, Inc.	2,246,640
615,900	Washington Mutual, Inc.	12,268,728
1,064,000	Wells Fargo & Co.	36,186,640

	Total Financial Institutions	257,454,032

	Health Care—12.2%
174,100	Abbott Laboratories	9,801,830
315,400	Eli Lilly & Co.	16,249,408
257,500	Johnson & Johnson	16,289,450
308,200	Merck & Co., Inc.	14,263,496
1,529,500	Pfizer, Inc.	35,775,005

	Total Health Care	92,379,189

Shares		Description	Value

		Industrials—7.3%
67,800		3M Co.	$5,400,270
154,100		Briggs & Stratton Corp.	3,212,985
33,300		Caterpillar, Inc.	2,368,962
99,000		Emerson Electric Co.	5,033,160
1,122,500		General Electric Co.	39,747,725

		Total Industrials	55,763,102

		Real Estate Investment Trust—3.8%
69,100		General Growth Properties, Inc.	2,523,532
184,400		HCP, Inc.	5,607,604
55,000		Healthcare Realty Trust, Inc.	1,420,650
90,000		Home Properties, Inc.	4,319,100
94,000		Lexington Realty Trust	1,405,300
102,000		Liberty Property Trust	3,275,220
89,200		National Retail Properties, Inc.	2,026,624
85,900		Realty Income Corp.	2,094,242
167,400		UDR, Inc.	3,821,742
57,800		Universal Health Realty Income Trust	2,083,690

		Total Real Estate Investment Trust	28,577,704

		Technology—2.0%
50,100		Intl. Business Machines Corp.	5,377,734
118,125		Linear Technology Corp.	3,268,519
184,000		Pitney Bowes, Inc.	6,752,800

		Total Technology	15,399,053

		Telecommunications—5.7%
1,114,500		AT&T, Inc.	42,897,105

		Total Common Stocks
		(cost $722,529,823)	752,922,956

		MONEY MARKET FUND—0.8%
6,094,234	[1]	Fidelity Institutional Money Market Prime
		Portfolio, 3.96% (cost $6,094,234)	6,094,234

		Total investments — 99.9% (cost $728,624,0572)	$759,017,190
		Other assets in excess of liabilities—0.1%	838,579

		Net Assets—100.0%	$759,855,769

[1]	Represents current yield as of January 31, 2008.

[2]

Cost for federal income tax purposes is $727,363,360. The net unrealized appreciation on a tax basis is $31,653,560, consisting of $113,404,964 gross unrealized appreciation and $81,751,404 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the Securities and Exchange Commission. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Item 2 – Controls and Procedures

2(a) –    The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Dividend Achievers Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Dividend Achievers Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Dividend Achievers Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Dividend Achievers Trust

Date: March 24, 2008